Risk Management (Details 8) - CLP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Total	$ 80
Credit Risk [Member]
Disclosure of detailed information about financial instruments [line items]
Total	59,129,994	$ 48,345,002
Deposits In Banks [Member] | Credit Risk [Member]
Disclosure of detailed information about financial instruments [line items]
Total	2,693,342	1,240,578
Cash Items In Process Of Collection [Member] | Credit Risk [Member]
Disclosure of detailed information about financial instruments [line items]
Total	355,062	353,757
Financial Derivative Contracts [Member] | Credit Risk [Member]
Disclosure of detailed information about financial instruments [line items]
Total	8,148,608	3,100,635
Financial Assets Held For Trading [Member] | Credit Risk [Member]
Disclosure of detailed information about financial instruments [line items]
Total	270,204	77,041
Loans And Account Receivable At Amortised Cost / Loans And Account Receivable At FVOCI [Member] | Credit Risk [Member]
Disclosure of detailed information about financial instruments [line items]
Total	31,841,485	29,399,589
Debt Instrument At Fair Value Through Other Comprehensive Income [Member] | Credit Risk [Member]
Disclosure of detailed information about financial instruments [line items]
Total	4,010,272	2,394,323
Letters Of Credit Issued [Member] | Credit Risk [Member]
Disclosure of detailed information about financial instruments [line items]
Total	140,572	223,420
Foreign Letters Of Credit Confirmed [Member] | Credit Risk [Member]
Disclosure of detailed information about financial instruments [line items]
Total	70,192	57,038
Performance Guarantees [Member] | Credit Risk [Member]
Disclosure of detailed information about financial instruments [line items]
Total	1,929,894	1,954,205
Available Credit Lines [Member] | Credit Risk [Member]
Disclosure of detailed information about financial instruments [line items]
Total	8,732,422	8,997,650
Personal guarantees [Member] | Credit Risk [Member]
Disclosure of detailed information about financial instruments [line items]
Total	451,950	133,623
Other Irrevocable Credit Commitments [Member] | Credit Risk [Member]
Disclosure of detailed information about financial instruments [line items]
Total	$ 485,991	$ 327,297